SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS OF DEPOSITS PAID (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Beginning balance	$ 1,244,350
Additions to allowance	487,894	1,280,681
Foreign currency translation adjustment	(79,619)	(36,331)
Ending balance	$ 1,652,625	$ 1,244,350